Document And Entity Information	Aug. 10, 2023
Document Information [Line Items]
Entity, Registrant Name	Safeguard Scientifics, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 10, 2023
Entity, Incorporation, State or Country Code	PA
Entity, File Number	1-5620
Entity, Tax Identification Number	23-1609753
Entity, Address, Address Line One	150 N. Radnor Chester Rd., STE F-200
Entity, Address, City or Town	Radnor
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	293-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SFE
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000086115